Acquisitions - Narrative (Details) - USD ($)			12 Months Ended
	May 01, 2022	Dec. 01, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Merger-related expenses			$ 214,000	$ 1,665,000	$ 606,000
Freehold Entities
Business Acquisition [Line Items]
Business, acquisition, equity interest issued or issuable (in shares)		2,591,007	2,591,007
Merger-related expenses			$ 0	1,700,000	413,000
RSI Entities
Business Acquisition [Line Items]
Business, acquisition, equity interest issued or issuable (in shares)	6,086,314
Merger-related expenses			$ 0	$ 0	$ 193,000